SARATOGA LARGE CAPITALIZATION VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2023

Shares		Fair Value
	COMMON STOCKS — 89.9%
	AEROSPACE & DEFENSE - 4.5%
9,474	Raytheon Technologies Corporation	$ 872,934

	ASSET MANAGEMENT - 9.2%
91,893	Blue Owl Capital, Inc.	941,903
15,915	Charles Schwab Corporation (The)	838,561
		1,780,464
	CHEMICALS - 4.4%
15,897	Corteva, Inc.	850,331

	COMMERCIAL SUPPORT SERVICES - 4.0%
5,559	Clean Harbors, Inc.(a)	780,484

	CONSTRUCTION MATERIALS - 3.6%
7,143	Advanced Drainage Systems, Inc.	691,228

	CONTAINERS & PACKAGING - 3.8%
9,622	Crown Holdings, Inc.	733,485

	ELECTRICAL EQUIPMENT - 7.1%
60,974	API Group Corporation(a)	1,378,012

	HEALTH CARE FACILITIES & SERVICES – 17.0%
7,118	AmerisourceBergen Corporation	1,211,127
5,891	Charles River Laboratories International, Inc.(a)	1,139,202
1,728	Chemed Corporation	922,355
		3,272,684
	MEDICAL EQUIPMENT & DEVICES - 5.4%
52,120	Avantor, Inc.(a)	1,039,273

	PUBLISHING & BROADCASTING - 9.1%
16,619	Liberty Media Corp-Liberty Formula One - Series C(a)	1,169,978
5,795	World Wrestling Entertainment, Inc., Class A	587,149
		1,757,127

SARATOGA LARGE CAPITALIZATION VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023

Shares		Fair Value
	COMMON STOCKS — 89.9% (Continued)
	SEMICONDUCTORS - 2.4%
5,551	ON Semiconductor Corporation(a)	$ 464,064

	SPECIALTY FINANCE - 4.3%
11,393	Walker & Dunlop, Inc.	833,854

	TECHNOLOGY HARDWARE - 3.3%
25,219	Flex Ltd.(a)	640,310

	TECHNOLOGY SERVICES - 8.2%
5,258	CACI International, Inc., Class A(a)	1,573,299

	WHOLESALE - DISCRETIONARY - 3.6%
7,954	Copart, Inc.(a)	696,691

	TOTAL COMMON STOCKS (Cost $17,002,642)	17,364,240

	SHORT-TERM INVESTMENT — 11.3%
	MONEY MARKET FUND - 11.3%
2,189,436	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 5.06% (Cost $2,189,436)(b)	2,189,436

	TOTAL INVESTMENTS - 101.2% (Cost $19,192,078)	$ 19,553,676
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.2)%	(233,792)
	NET ASSETS - 100.0%	$ 19,319,884

Ltd.	- Limited Company

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of May 31, 2023.

SARATOGA LARGE CAPITALIZATION GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2023

Shares		Fair Value
	COMMON STOCKS — 98.8%
	AUTOMOTIVE - 0.3%
381	Tesla, Inc.(a)	$ 77,697

	BEVERAGES - 2.8%
3,034	Coca-Cola Company (The)	181,008
2,783	PepsiCo, Inc.	507,481
		688,489
	BIOTECHNOLOGY & PHARMACEUTICALS - 1.4%
270	Eli Lilly and Company	115,954
950	Merck & Company, Inc.	104,890
1,389	Neurocrine Biosciences, Inc.(a)	124,357
		345,201
	DIVERSIFIED INDUSTRIALS - 3.5%
4,840	General Electric Company	491,404
1,672	Illinois Tool Works, Inc.	365,717
		857,121
	E-COMMERCE DISCRETIONARY - 3.9%
8,085	Amazon.com, Inc.(a)	974,889

	ENTERTAINMENT CONTENT - 2.0%
3,870	Electronic Arts, Inc.	495,360

	HEALTH CARE FACILITIES & SERVICES - 5.9%
1,294	McKesson Corporation	505,747
1,390	Molina Healthcare, Inc.(a)	380,721
1,160	UnitedHealth Group, Inc.	565,198
		1,451,666
	HOME CONSTRUCTION - 2.0%
91	NVR, Inc.(a)	505,434

	HOUSEHOLD PRODUCTS - 1.0%
1,510	Clorox Company (The)	238,852

SARATOGA LARGE CAPITALIZATION GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
May 31, 2023

Shares		Fair Value
	COMMON STOCKS — 98.8% (Continued)
	INFRASTRUCTURE REIT - 0.8%
1,015	American Tower Corporation, Class A	$ 187,207

	INSURANCE - 3.7%
7,000	Arch Capital Group Ltd.(a)	487,900
1,223	Everest Re Group Ltd.	415,844
		903,744
	INTERNET MEDIA & SERVICES - 8.1%
4,472	Airbnb, Inc., Class A(a)	490,891
4,030	Alphabet, Inc., Class A(a)	495,166
4,015	Alphabet, Inc., Class C(a)	495,330
163	Booking Holdings, Inc.(a)	408,930
4,590	Pinterest, Inc., Class A(a)	109,885
		2,000,202
	LEISURE FACILITIES & SERVICES - 1.8%
2,644	Live Nation Entertainment, Inc.(a)	211,361
1,434	Marriott International, Inc., Class A	240,611
		451,972
	MACHINERY - 0.4%
430	Caterpillar, Inc.	88,473

	MEDICAL EQUIPMENT & DEVICES - 3.0%
2,540	Agilent Technologies, Inc.	293,802
332	Mettler-Toledo International, Inc.(a)	438,861
		732,663
	OIL & GAS PRODUCERS - 0.3%
790	EOG Resources, Inc.	84,759

	RETAIL - DISCRETIONARY - 3.2%
171	AutoZone, Inc.(a)	408,150
935	Ulta Beauty, Inc.(a)	383,191
		791,341
	SELF-STORAGE REIT - 0.6%
570	Public Storage	161,481

SARATOGA LARGE CAPITALIZATION GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023

Shares		Fair Value
	COMMON STOCKS — 98.8% (Continued)
	SEMICONDUCTORS - 7.5%
1,475	Advanced Micro Devices, Inc.(a)	$ 174,360
1,344	Applied Materials, Inc.	179,155
275	Broadcom, Inc.	222,189
2,709	NVIDIA Corporation	1,024,923
2,215	QUALCOMM, Inc.	251,203
		1,851,830
	SOFTWARE - 23.7%
300	Adobe, Inc.(a)	125,337
4,900	Confluent, Inc., Class A(a)	155,526
2,735	Crowdstrike Holdings, Inc., Class A(a)	437,956
7,274	Fortinet, Inc.(a)	497,032
8,001	Microsoft Corporation	2,627,449
2,338	Palo Alto Networks, Inc.(a)	498,906
410	Paycom Software, Inc.(a)	114,853
2,011	Splunk, Inc.(a)	199,672
1,464	Synopsys, Inc.(a)	666,061
7,661	Twilio, Inc., Class A(a)	533,359
		5,856,151
	SPECIALTY FINANCE - 0.9%
1,400	American Express Company	221,984

	TECHNOLOGY HARDWARE - 14.0%
15,297	Apple, Inc.	2,711,393
2,880	Arista Networks, Inc.(a)	479,059
9,235	Pure Storage, Inc., Class A(a)	265,876
		3,456,328
	TECHNOLOGY SERVICES - 5.5%
1,135	Automatic Data Processing, Inc.	237,204
356	Gartner, Inc.(a)	122,058
250	Mastercard, Inc., Class A	91,255
4,204	Paychex, Inc.	441,126
3,385	Shift4 Payments, Inc.(a)(b)	212,307
1,140	Visa, Inc., Class A(b)	251,974
		1,355,924

SARATOGA LARGE CAPITALIZATION GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023

Shares		Fair Value
	COMMON STOCKS — 98.8% (Continued)
	WHOLESALE - CONSUMER STAPLES - 1.2%
5,429	Performance Food Group Company(a)	$ 300,169

	WHOLESALE - DISCRETIONARY - 1.3%
3,791	Copart, Inc.(a)	332,054

	TOTAL COMMON STOCKS (Cost $19,832,917)	24,410,991

	SHORT-TERM INVESTMENT — 1.4%
	MONEY MARKET FUND - 1.4%
344,530	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 5.06% (Cost $344,530)(c)	344,530

	TOTAL INVESTMENTS - 100.2% (Cost $20,177,447)	$ 24,755,521
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(44,417)
	NET ASSETS - 100.0%	$ 24,711,104

LTD	- Limited Company
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan. The fair value of the securities on loan as of May 31, 2023 is $405,703.
(c)	Rate disclosed is the seven day effective yield as of May 31, 2023.

SARATOGA MID CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2023

Shares		Fair Value
	COMMON STOCKS — 91.3%
	APPAREL & TEXTILE PRODUCTS - 0.5%
1,010	Skechers USA, Inc., Class A(a)	$ 51,884

	ASSET MANAGEMENT - 2.4%
398	Apollo Global Management, Inc.	26,606
335	Ares Management Corporation, Class A	29,175
6,903	Brightsphere Investment Group, Inc.	148,346
440	Raymond James Financial, Inc.	39,754
		243,881
	BANKING - 0.6%
2,580	Bank of NT Butterfield & Son Ltd. (The)	64,681

	CHEMICALS - 2.2%
290	Avery Dennison Corporation	46,728
1,715	Axalta Coating Systems Ltd.(a)	49,751
860	FMC Corporation	89,508
575	LyondellBasell Industries N.V., Class A	49,186
		235,173
	COMMERCIAL SUPPORT SERVICES - 4.8%
1,320	Aramark	52,114
3,135	Republic Services, Inc.	444,010
		496,124
	CONSTRUCTION MATERIALS - 2.0%
1,075	Vulcan Materials Company	210,163

	CONSUMER SERVICES - 0.7%
720	Grand Canyon Education, Inc.(a)	75,427

	CONTAINERS & PACKAGING - 0.9%
1,160	Crown Holdings, Inc.	88,427

	ELECTRIC UTILITIES - 14.2%
5,025	Alliant Energy Corporation	258,586
3,095	Ameren Corporation	250,912
4,375	CMS Energy Corporation	253,663

SARATOGA MID CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023

Shares		Fair Value
	COMMON STOCKS — 91.3% (Continued)
	ELECTRIC UTILITIES - 14.2% (Continued)
4,380	Evergy, Inc.	$ 253,383
8,120	Vistra Corporation	194,636
2,910	WEC Energy Group, Inc.	254,189
		1,465,369
	ELECTRICAL EQUIPMENT - 6.4%
485	Allegion plc	50,799
1,410	AMETEK, Inc.	204,548
180	Hubbell, Inc.	50,843
600	Keysight Technologies, Inc.(a)	97,080
2,325	nVent Electric PLC	100,859
1,905	Otis Worldwide Corporation	151,466
		655,595
	ENGINEERING & CONSTRUCTION - 1.6%
3,785	WillScot Mobile Mini Holdings Corporation(a)	163,058

	HEALTH CARE FACILITIES & SERVICES - 6.2%
2,605	AmerisourceBergen Corporation	443,241
1,020	IQVIA Holdings, Inc.(a)	200,848
		644,089
	HOME CONSTRUCTION - 0.5%
2,025	AZEK Company, Inc. (The)(a)	47,081

	HOUSEHOLD PRODUCTS - 2.3%
2,575	Church & Dwight Company, Inc.	238,059

	INSTITUTIONAL FINANCIAL SERVICES - 4.7%
1,260	Cboe Global Markets, Inc.	166,849
5,800	Nasdaq, Inc.	321,029
		487,878
	INSURANCE - 6.8%
2,370	Allstate Corporation (The)	257,026
1,200	Arthur J Gallagher & Company	240,396
1,435	Reinsurance Group of America, Inc.	200,900
		698,322

SARATOGA MID CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023

Shares		Fair Value
	COMMON STOCKS — 91.3% (Continued)
	LEISURE PRODUCTS - 1.2%
690	Axon Enterprise, Inc.(a)	$ 133,108

	MACHINERY - 0.7%
1,030	Crane Company	74,840

	MEDICAL EQUIPMENT & DEVICES - 3.8%
365	Agilent Technologies, Inc.	42,220
2,745	Avantor, Inc.(a)	54,735
415	Cooper Companies, Inc. (The)	154,185
1,775	Hologic, Inc.(a)	140,030
		391,170
	METALS & MINING - 0.5%
3,325	Constellium S.E.(a)	49,543

	OIL & GAS PRODUCERS - 2.0%
840	Diamondback Energy, Inc.	106,806
515	Pioneer Natural Resources Company	102,712
		209,518
	PUBLISHING & BROADCASTING - 1.0%
670	Nexstar Media Group, Inc.	101,116

	RETAIL - DISCRETIONARY - 1.0%
245	Ulta Beauty, Inc.(a)	100,408

	SEMICONDUCTORS - 1.2%
250	Monolithic Power Systems, Inc.	122,478

	SOFTWARE - 5.5%
4,535	SS&C Technologies Holdings, Inc.	249,244
810	Tyler Technologies, Inc.(a)	321,537
		570,781
	SPECIALTY FINANCE - 1.5%
19,565	New Residential Investment Corporation	159,259

SARATOGA MID CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023

Shares		Fair Value
	COMMON STOCKS — 91.3% (Continued)
	TECHNOLOGY HARDWARE - 3.5%
1,285	Motorola Solutions, Inc.	$ 362,267

	TECHNOLOGY SERVICES - 10.1%
880	CACI International, Inc., Class A(a)	263,314
420	CDW Corporation	72,110
205	Equifax, Inc.	42,767
790	FactSet Research Systems, Inc.	304,062
3,395	MAXIMUS, Inc.	274,859
170	MSCI, Inc.	79,990
		1,037,102
	WHOLESALE - CONSUMER STAPLES - 2.5%
4,665	Performance Food Group Company(a)	257,928

	TOTAL COMMON STOCKS (Cost $7,478,756)	9,434,729

Shares		Fair Value
	SHORT-TERM INVESTMENT — 6.6%
	MONEY MARKET FUND - 6.6%
677,397	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 5.06% (Cost $677,397)(b)	677,397

	TOTAL INVESTMENTS - 97.9% (Cost $8,156,153)	$ 10,112,126
	OTHER ASSETS IN EXCESS OF LIABILITIES- 2.1%	217,427
	NET ASSETS - 100.0%	$ 10,329,553

LTD	- Limited Company
MSCI	- Morgan Stanley Capital International
PLC	- Public Limited Company

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of May 31, 2023.

SARATOGA SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2023

Shares		Fair Value
	COMMON STOCKS — 97.4%
	APPAREL & TEXTILE PRODUCTS - 1.0%
485	Crocs, Inc.(a)	$ 54,456

	ASSET MANAGEMENT - 1.0%
1,711	Artisan Partners Asset Management, Inc., Class A	54,752

	BANKING - 4.0%
817	Banner Corporation	35,352
664	City Holding Company	57,230
2,962	Home BancShares, Inc.	63,594
766	Preferred Bank	35,328
945	Westamerica BanCorporation	35,749
		227,253
	BIOTECH & PHARMA - 2.3%
2,374	Alkermes plc(a)	68,680
460	Intra-Cellular Therapies, Inc.(a)	27,315
511	Ligand Pharmaceuticals, Inc.(a)	35,811
		131,806
	CHEMICALS - 1.8%
536	Quaker Houghton	101,738

	COMMERCIAL SUPPORT SERVICES - 1.3%
409	AMN Healthcare Services, Inc.(a)	38,839
715	Korn Ferry	33,605
		72,444
	CONSTRUCTION MATERIALS - 1.2%
562	Simpson Manufacturing Company, Inc.	66,423

	CONSUMER SERVICES - 2.2%
2,017	Chegg, Inc.(a)	18,113
2,400	Coursera, Inc.(a)	30,384
3,191	Perdoceo Education Corporation(a)	37,622
1,047	Stride, Inc.(a)	42,309
		128,428

SARATOGA SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023

Shares		Fair Value
	COMMON STOCKS — 97.4% (Continued)
	CONTAINERS & PACKAGING - 0.7%
1,889	O-I Glass, Inc.(a)	$ 39,140

	ELECTRICAL EQUIPMENT - 5.3%
970	AAON, Inc.	84,011
587	Badger Meter, Inc.	80,930
409	Novanta, Inc.(a)	67,730
434	Watts Water Technologies, Inc., Class A	68,767
		301,438
	ENGINEERING & CONSTRUCTION - 4.1%
689	EMCOR Group, Inc.	113,575
460	Installed Building Products, Inc.	48,088
1,583	Sterling Infrastructure, Inc.(a)	72,929
		234,592
	ENTERTAINMENT CONTENT - 0.6%
1,506	Madison Square Garden Entertainment Corporation(a)	35,948

	FOOD - 2.9%
1,404	BellRing Brands, Inc.(a)	51,414
1,302	Cal-Maine Foods, Inc.	61,910
3,038	Utz Brands, Inc.	49,975
		163,299
	HEALTH CARE FACILITIES & SERVICES - 3.4%
255	Medpace Holdings, Inc.(a),(b)	52,777
306	Molina Healthcare, Inc.(a)	83,814
1,557	Progyny, Inc.(a)	57,998
		194,589
	HOME CONSTRUCTION - 0.9%
2,655	Forestar Group, Inc.(a)	53,976

	HOTEL REIT - 1.0%
4,238	Pebblebrook Hotel Trust	57,467

	INDUSTRIAL INTERMEDIATE PROD - 1.6%
6,587	Janus International Group, Inc.(a)	58,163

SARATOGA SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023

Shares		Fair Value
	COMMON STOCKS — 97.4% (Continued)
	INDUSTRIAL INTERMEDIATE PROD - 1.6% (Continued)
179	RBC Bearings, Inc.(a)	$ 35,494
		93,657
	INDUSTRIAL SUPPORT SERVICES - 5.1%
868	Applied Industrial Technologies, Inc.	106,729
434	Herc Holdings, Inc.	44,016
383	Transcat, Inc.(a)	32,375
791	WESCO International, Inc.	108,668
		291,788
	INSURANCE - 1.2%
3,932	Lemonade, Inc.(a)	69,282

	INTERNET MEDIA & SERVICES - 0.7%
1,762	HealthStream, Inc.	40,561

	LEISURE FACILITIES & SERVICES - 2.8%
1,353	Hilton Grand Vacations, Inc.(a)	57,841
1,838	International Game Technology plc	45,086
281	Wingstop, Inc.	56,020
		158,947
	LEISURE PRODUCTS - 0.9%
587	Fox Factory Holding Corporation(a)	52,196

	MACHINERY - 2.6%
1,072	Cactus, Inc., Class A	33,854
1,966	Energy Recovery, Inc.(a)	46,810
587	Lindsay Corporation	69,149
		149,813
	MEDICAL EQUIPMENT & DEVICES - 4.7%
4,289	Adaptive Biotechnologies Corporation(a)	29,851
2,834	Castle Biosciences, Inc.(a)	69,235
255	Inspire Medical Systems, Inc.(a)	74,585
332	Shockwave Medical, Inc.(a)	91,330
1	Zynex, Inc.(a)	9
		265,010

SARATOGA SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023

Shares		Fair Value
	COMMON STOCKS — 97.4% (Continued)
	METALS & MINING - 3.5%
3,089	Constellium S.E.(a)	$ 46,026
689	Encore Wire Corporation	112,769
1,430	Warrior Met Coal, Inc.	46,875
		205,670
	MORTGAGE FINANCE - 2.3%
4,877	Apollo Commercial Real Estate Finance, Inc.	49,209
5,260	Ladder Capital Corporation	50,127
2,706	Two Harbors Investment Corporation	33,663
		132,999
	MULTI ASSET CLASS REIT - 0.8%
2,349	One Liberty Properties, Inc.	47,003

	OFFICE REIT - 1.4%
3,677	Equity Commonwealth	75,196

	OIL & GAS PRODUCERS - 3.2%
1,430	Matador Resources Company	62,877
255	Murphy USA, Inc.	70,487
2,272	Par Pacific Holdings, Inc.(a)	48,439
		181,803
	OIL & GAS SERVICES & EQUIPMENT - 2.2%
1,864	Helmerich & Payne, Inc.	57,560
5,413	NOW, Inc.(a)	48,122
3,191	ProPetro Holding Corporation(a)	21,284
		126,966
	PUBLISHING & BROADCASTING - 1.2%
4,417	TEGNA, Inc.	68,419

	REAL ESTATE OWNERS & DEVELOPERS - 0.7%
460	McGrath RentCorporation	40,853

	RETAIL - CONSUMER STAPLES - 1.2%
1,098	BJ's Wholesale Club Holdings, Inc.(a)	68,790

SARATOGA SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023

Shares		Fair Value
	COMMON STOCKS — 97.4% (Continued)
	RETAIL - DISCRETIONARY - 5.1%
1,277	Academy Sports & Outdoors, Inc.	$ 62,522
128	Avis Budget Group, Inc.(a)	21,477
1,048	Builders FirstSource, Inc.(a)	121,515
2,502	Macy's, Inc.	34,002
791	Signet Jewelers Ltd.	50,221
		289,737
	SEMICONDUCTORS - 1.6%
638	Diodes, Inc.(a)	57,318
255	Silicon Laboratories, Inc.(a)	35,871
		93,189
	SOFTWARE - 6.1%
868	Altair Engineering, Inc., Class A(a)	63,650
791	Blackline, Inc.(a)	41,187
1,634	Digi International, Inc.(a)	58,742
4,085	Health Catalyst, Inc.(a)	45,997
1,302	Phreesia, Inc.(a)	39,086
357	Qualys, Inc.(a)	45,075
332	SPS Commerce, Inc.(a)	51,726
		345,463
	SPECIALTY FINANCE - 1.7%
817	GATX Corporation	97,149
31	PROG Holdings, Inc.(a)	1,012
		98,161
	SPECIALTY REIT - 0.5%
1,277	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	30,048

	STEEL - 0.6%
740	Commercial Metals Company	31,635

	TECHNOLOGY HARDWARE - 4.8%
409	Fabrinet(a)	46,307
1,838	NetScout Systems, Inc.(a)	56,096
2,298	PagerDuty, Inc.(a)	62,529

SARATOGA SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023

Shares		Fair Value
	COMMON STOCKS — 97.4% (Continued)
	TECHNOLOGY HARDWARE - 4.8% (Continued)
485	Super Micro Computer, Inc.(a)	$ 108,615
		273,547
	TECHNOLOGY SERVICES - 3.0%
1,455	I3 Verticals, Inc., Class A(a)	33,247
460	ICF International, Inc.	51,515
638	Insight Enterprises, Inc.(a)	86,271
		171,033
	TELECOMMUNICATIONS - 1.3%
1,226	Iridium Communications, Inc.	73,610

	TRANSPORTATION & LOGISTICS - 2.1%
1,634	CryoPort, Inc.(a)	30,082
1,481	FLEX LNG Ltd.	44,119
3,064	Heartland Express, Inc.	47,798
		121,999
	WHOLESALE - CONSUMER STAPLES - 0.8%
817	Performance Food Group Company(a)	45,172

	TOTAL COMMON STOCKS (Cost $5,309,622)	5,560,296

Principal Amount ($)		Fair Value
	COLLATERAL FOR SECURITIES LOANED — 2.2%
	REPURCHASE AGREEMENT — 2.2%
123,398	RBC Dominion Securities Inc. Repo, dated 05/31/2023, due 6/1/2023, 5.06%, total to be received $125,866 (Collateralized by various US Government agency obligations, due 05/15/2024-04/20/2053, 0.000%-6.000% totaling $125,508)	123,398

	TOTAL REPURCHASE AGREEMENT (Cost $123,398)	123,398

SARATOGA SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023

Shares		Fair Value
SHORT-TERM INVESTMENT — 2.9%
MONEY MARKET FUND - 2.9%
165,691	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 5.06% (Cost $165,691)(c)	$ 165,691

	TOTAL INVESTMENTS - 102.5% (Cost $5,598,711)	$ 5,849,385
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.5)%	(141,014)
	NET ASSETS - 100.0%	$ 5,708,371

LTD	- Limited Company
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

SARATOGA INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2023

Shares		Fair Value
	COMMON STOCKS — 97.4%
	Australia - 6.6%
17,060	Endeavour Group Ltd	$ 68,382
680	Macquarie Group Ltd.(a)	75,409
28,600	Stockland Corp. Ltd.(a)	79,194
		222,985
	Canada - 4.6%
790	Bank of Montreal	65,884
1,220	Restaurant Brands International, Inc.	88,950
		154,834
	Cayman Islands - 1.8%
29,000	Haidilao International Holding Ltd.(a),(b)	61,082

	China - 6.4%
2,500	BYD Company Ltd., H Shares(a)	75,492
15,700	China Merchants Bank Company Ltd., H Shares(a)	73,006
8,000	Tsingtao Brewery Company, Ltd.	68,875
		217,373
	Denmark - 2.5%
520	Novo Nordisk A/S, Class B(a)	83,664

	France - 6.5%
810	Arkema S.A.(a)	70,741
2,700	Bureau Veritas S.A.(a)	68,603
1,470	Compagnie de Saint-Gobain	81,622
		220,966
	Germany - 6.7%
343	Allianz SE(a)	73,441
7,850	Deutsche Lufthansa AG(b)	77,230
1,820	GEA Group AG	76,693
		227,364
	Indonesia - 2.8%
257,300	Bank Rakyat Indonesia Persero Tbk PT	95,597

SARATOGA INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023

Shares		Fair Value
	COMMON STOCKS — 97.4% (Continued)
	Italy - 2.2%
5,700	Eni SpA	$ 75,836

	Japan - 12.7%
2,453	Hoshizaki Corporation	88,066
2,000	Otsuka Corporation	75,494
1,000	Sony Corporation	93,765
2,100	Sumitomo Mitsui Financial Group, Inc.(a)	85,207
1,900	Toyota Tsusho Corp.	83,443
		425,975
	Jersey - 2.4%
7,710	WPP plc(a)	81,934

	Korea (Republic of) - 2.5%
1,290	Kia Motors Corporation(a)	83,680

	Korea (Republic Of) - 2.4%
840	Orion Corporation of Republic of Korea	82,069

	Mexico - 2.2%
19,980	Wal-Mart de Mexico S.A.B de C.V.	76,008

	Netherlands - 4.9%
5,710	ABN AMRO Bank N.V.	83,407
1,900	STMicroelectronics N.V.	82,686
		166,093
	Spain - 4.6%
24,230	Banco Santander S.A.	79,147
2,680	Gas Natural Sdg Sa(a)	76,479
		155,626
	Switzerland - 4.8%
760	Novartis AG(a)	72,722
4,630	UBS Group AG(a)	88,259
		160,981

SARATOGA INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023

Shares		Fair Value
	COMMON STOCKS — 97.4% (Continued)
	Taiwan - 2.1%
7,000	Delta Electronics, Inc.	$ 72,079

	Taiwan Province Of China - 2.2%
20,000	Quanta Computer, Inc.(a)	75,804

	Taiwan Province of China - 2.9%
1,010	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	99,576

	Thailand - 2.4%
12,900	Bumrungrad Hospital PCL	82,846

	United Kingdom - 11.2%
1,880	Anglo American plc(a)	51,780
39,360	Barclays plc	74,319
2,530	BP plc - ADR	85,286
1,400	Coca-Cola European Partners plc	87,346
1,210	InterContinental Hotels Group plc	79,602
		378,333

	TOTAL COMMON STOCKS (Cost $3,070,803)	3,300,705

Principal Amount ($)		Fair Value
	COLLATERAL FOR SECURITIES LOANED — 0.0%(c)
	REPURCHASE AGREEMENT — 0.0%(c)
10	RBC Dominion Securities Inc. Repo, dated 05/31/2023, due 6/1/2023, 5.06%, total to be received $10.16 (Collateralized by various US Government agency obligations, due 05/15/2024-04/20/2053, 0.000%-6.000% totaling $10.14)	10

	TOTAL REPURCHASE AGREEMENT (Cost $10)	10

	TOTAL INVESTMENTS - 97.4% (Cost $3,070,813)	$ 3,300,715
	OTHER ASSETS IN EXCESS OF LIABILITIES- 2.6%	86,388
	NET ASSETS - 100.0%	$ 3,387,103

SARATOGA INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023

ADR	- American Depositary Receipt
A/S	- Anonim Sirketi
LTD	- Limited Company
PLC	- Public Limited Company
S/A	- Société Anonyme

(a)	The value of this security has been determined in good faith under policies of the Board of Trustees.
(b)	Non-income producing security.
(c)	Percentage rounds to less than 0.1%.

SARATOGA HEALTH & BIOTECHNOLOGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2023

Shares		Fair Value
	COMMON STOCKS — 98.9%
	BIOTECH & PHARMA - 47.9%
2,965	AbbVie, Inc.	$ 409,051
2,385	Amgen, Inc.	526,250
1,184	Biogen, Inc.(a)	350,949
19,368	Exelixis, Inc.(a)	373,415
3,068	Gilead Sciences, Inc.	236,052
5,000	Incyte Corporation(a)	307,750
2,200	Jazz Pharmaceuticals plc(a)	281,952
1,520	Johnson & Johnson	235,691
4,350	Merck & Company, Inc.	480,284
2,366	Moderna, Inc.(a)	302,162
3,591	Novartis A.G. - ADR	345,634
7,668	Pfizer, Inc.	291,537
720	Regeneron Pharmaceuticals, Inc.(a)	529,604
1,782	United Therapeutics Corporation(a)	373,757
1,390	Vertex Pharmaceuticals, Inc.(a)	449,762
		5,493,850
	HEALTH CARE FACILITIES & SERVICES - 38.4%
2,665	AmerisourceBergen Corporation	453,451
4,969	Cardinal Health, Inc.	408,949
4,900	Centene Corporation(a)	305,809
1,136	Cigna Group (The)	281,058
3,200	CVS Health Corporation	217,696
764	Elevance Health, Inc.	342,134
4,099	Ensign Group, Inc. (The)	363,212
630	Humana, Inc.	316,178
1,665	Laboratory Corp of America Holdings	353,862
1,150	McKesson Corporation	449,466
842	Molina Healthcare, Inc.(a)	230,624
4,221	Tenet Healthcare Corporation(a)	300,535
800	UnitedHealth Group, Inc.	389,792
		4,412,766
	MEDICAL EQUIPMENT & DEVICES - 12.6%
896	Bio-Rad Laboratories, Inc., Class A(a)	334,522
1,422	Intuitive Surgical, Inc.(a)	437,748

SARATOGA HEALTH & BIOTECHNOLOGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 12.6% (Continued)
4,811	Medtronic PLC	$ 398,158
1,003	Stryker Corporation	276,407
		1,446,835

	TOTAL COMMON STOCKS (Cost $9,120,495)	11,353,451

Shares		Fair Value
	SHORT-TERM INVESTMENT — 1.4%
	MONEY MARKET FUND - 1.4%
165,126	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 5.06% (Cost $165,126)(b)	165,126

	TOTAL INVESTMENTS - 100.3% (Cost $9,285,621)	$ 11,518,577
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(30,205)
	NET ASSETS - 100.0%	$ 11,488,372

ADR	- American Depositary Receipt
PLC	- Public Limited Company

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of May 31, 2023.

SARATOGA TECHNOLOGY & COMMUNICATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2023

Shares		Fair Value
	COMMON STOCKS — 98.3%
	E-COMMERCE DISCRETIONARY - 8.7%
20,660	Amazon.com, Inc.(a)	$ 2,491,182
19,638	eBay, Inc.	835,401
		3,326,583
	ENTERTAINMENT CONTENT - 3.2%
15,455	Activision Blizzard, Inc.(a)	1,239,491

	INTERNET MEDIA & SERVICES - 15.4%
6,000	Alphabet, Inc., Class A(a)	737,220
24,170	Alphabet, Inc., Class C(a)	2,981,853
8,073	Meta Platforms, Inc., Class A(a)	2,137,085
		5,856,158
	SEMICONDUCTORS - 12.9%
24,038	Intel Corporation	755,755
4,170	KLA Corporation	1,847,268
1,791	NVIDIA Corporation	677,607
14,420	QUALCOMM, Inc.	1,635,372
		4,916,002
	SOFTWARE - 27.1%
17,361	Akamai Technologies, Inc.(a)	1,599,295
7,542	Microsoft Corporation	2,476,717
19,926	Oracle Corporation	2,110,960
6,620	Salesforce, Inc.(a)	1,478,776
3,500	Synopsys, Inc.(a)	1,592,360
8,310	VMware, Inc., Class A(a)	1,132,570
		10,390,678
	TECHNOLOGY HARDWARE - 11.4%
12,004	Apple, Inc.	2,127,709
44,577	Cisco Systems, Inc.	2,214,140
		4,341,849
	TECHNOLOGY SERVICES - 19.6%
17,805	Amdocs Ltd.	1,676,697
11,963	Cognizant Technology Solutions Corporation, Class A	747,568
10,473	Global Payments, Inc.	1,023,107
5,795	Jack Henry & Associates, Inc.	885,998

SARATOGA TECHNOLOGY & COMMUNICATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023

Shares		Fair Value
	COMMON STOCKS — 98.3% (Continued)
	TECHNOLOGY SERVICES - 19.6% (Continued)
3,236	Mastercard, Inc., Class A	$ 1,181,205
8,961	Visa, Inc., Class A (b)	1,980,649
		7,495,224

	TOTAL COMMON STOCKS (Cost $12,679,548)	37,565,985

Shares		Fair Value
	SHORT-TERM INVESTMENT — 1.9%
	MONEY MARKET FUND - 1.9%
721,899	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 5.06% (Cost $721,899)(c)	721,899

	TOTAL INVESTMENTS - 100.2% (Cost $13,401,447)	$ 38,287,884
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(73,583)
	NET ASSETS - 100.0%	$ 38,214,301

LTD	- Limited Company

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of securities on loan as of May 31, 2023 was $1,966,168.
(c)	Rate disclosed is the seven day effective yield as of May 31, 2023.

SARATOGA ENERGY & BASIC MATERIALS PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2023

Shares		Fair Value
	COMMON STOCKS — 97.6%
	CHEMICALS - 14.8%
1,441	BASF S.E. - ADR	$ 17,176
270	Covestro A.G. - ADR(a)	5,225
665	Dow, Inc.	32,439
110	Eastman Chemical Company	8,480
489	Huntsman Corporation	11,614
361	LyondellBasell Industries N.V., Class A	30,880
650	Mosaic Company (The)	20,774
127	New Linde plc	44,915
80	PPG Industries, Inc.	10,503
		182,006
	CONSTRUCTION MATERIALS - 1.2%
309	CRH plc - ADR	14,690

	CONTAINERS & PACKAGING - 5.3%
527	Berry Global Group, Inc.	30,150
551	International Paper Company	16,221
660	Westrock Company	18,487
		64,858
	ENGINEERING & CONSTRUCTION - 0.3%
172	Technip Energies N.V. - ADR	3,416

	METALS & MINING - 13.6%
1,593	Anglo American plc - ADR	22,127
7,358	B2Gold Corporation	27,077
385	BHP Group Ltd. - ADR	21,137
400	Freeport-McMoRan, Inc.	13,736
3,130	Glencore plc - ADR	31,895
487	Rio Tinto plc - ADR	28,757
1,815	Vale S.A. - ADR	23,014
		167,743
	OIL & GAS PRODUCERS - 56.3%
511	BP plc - ADR	17,226
581	Canadian Natural Resources Ltd.	31,304
239	Chesapeake Energy Corporation	17,985

SARATOGA ENERGY & BASIC MATERIALS PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023

Shares		Fair Value
	COMMON STOCKS — 97.6% (Continued)
	OIL & GAS PRODUCERS - 56.3% (Continued)
598	Chevron Corporation	$ 90,071
307	Civitas Resources, Inc.	20,508
429	ConocoPhillips	42,600
244	Diamondback Energy, Inc.	31,025
1,374	Eni SpA - ADR	36,493
284	EOG Resources, Inc.	30,470
986	Equinor ASA - ADR	24,975
4,541	Equitrans Midstream Corporation	38,735
899	Exxon Mobil Corporation	91,860
1,358	Kinder Morgan, Inc.	21,877
122	Marathon Petroleum Corporation	12,799
475	Ovintiv, Inc.	15,708
641	PBF Energy, Inc., Class A	23,595
175	Phillips 66	16,032
879	Shell plc - ADR	49,224
1,242	Suncor Energy, Inc.	34,776
713	TotalEnergies S.E. - ADR	40,142
161	Woodside Energy Group Ltd. - ADR	3,555
		690,960
	OIL & GAS SERVICES & EQUIPMENT - 1.7%
745	Halliburton Company	21,344

	STEEL - 4.4%
141	Nucor Corporation	18,620
528	POSCO - ADR	35,841
		54,461

	TOTAL COMMON STOCKS (Cost $996,775)	1,199,478

SARATOGA ENERGY & BASIC MATERIALS PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023

Shares		Fair Value
SHORT-TERM INVESTMENT — 1.3%
MONEY MARKET FUND - 1.3%
15,872	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 5.06% (Cost $15,872)(b)	$ 15,872

	TOTAL INVESTMENTS - 98.9% (Cost $1,012,647)	$ 1,215,350
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.1%	13,581
	NET ASSETS - 100.0%	$ 1,228,931

ADR	- American Depositary Receipt
LTD	- Limited Company
PLC	- Public Limited Company
S/A	- Société Anonyme

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of May 31, 2023.

SARATOGA FINANCIAL SERVICES PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2023

Shares		Fair Value
	COMMON STOCKS — 96.7%
	ASSET MANAGEMENT - 13.5%
97	Ameriprise Financial, Inc.	$ 28,952
243	Apollo Global Management, Inc.	16,245
24	BlackRock, Inc.	15,781
63	Blackstone, Inc.	5,395
207	Charles Schwab Corporation (The)	10,907
32	F&G Annuities & Life, Inc.	662
661	Janus Henderson Group plc	17,371
35	LPL Financial Holdings, Inc.	6,817
111	Raymond James Financial, Inc.	10,029
502	Stifel Financial Corporation	27,896
		140,055
	BANKING - 27.1%
1,529	Bank of America Corporation	42,490
573	Bank OZK	19,814
901	Citigroup, Inc.	39,932
374	East West Bancorp, Inc.	17,896
343	JPMorgan Chase & Company	46,548
42	PNC Financial Services Group, Inc. (The)	4,865
1,473	Regions Financial Corporation	25,439
619	Synovus Financial Corporation	16,769
133	Trust Financial Corporation	4,053
864	US Bancorp	25,834
190	Webster Financial Corporation	6,755
789	Wells Fargo & Company	31,410
		281,805
	INSTITUTIONAL FINANCIAL SERVICES - 13.5%
170	Cboe Global Markets, Inc.	22,511
210	CME Group, Inc.	37,537
52	Goldman Sachs Group, Inc. (The)	16,843
198	Interactive Brokers Group, Inc., Class A	15,292
63	Intercontinental Exchange, Inc.	6,675
205	Morgan Stanley	16,761
367	State Street Corporation	24,963
		140,582

SARATOGA FINANCIAL SERVICES PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023

Shares		Fair Value
	COMMON STOCKS — 96.7% (Continued)
	INSURANCE - 31.7%
524	Aflac, Inc.	$ 33,646
207	American Financial Group, Inc.	23,240
19	Aon PLC, CLASS A	5,858
53	Arthur J Gallagher & Company	10,617
117	Axis Capital Holdings Ltd.	6,072
332	Berkshire Hathaway, Inc., Class B(a)	106,598
210	Chubb Ltd.	39,018
35	Everest Re Group Ltd.	11,901
125	Marsh & McLennan Companies, Inc.	21,648
565	MetLife, Inc.	27,996
70	Progressive Corporation (The)	8,954
337	Voya Financial, Inc.	22,849
183	W R Berkley Corporation	10,189
		328,586
	MORTGAGE FINANCE - 1.2%
1,392	AGNC Investment Corporation	12,792

	SPECIALTY FINANCE - 6.6%
112	American Express Company	17,759
150	Capital One Financial Corporation	15,632
155	Discover Financial Services	15,925
624	Synchrony Financial	19,318
		68,634
	TECHNOLOGY SERVICES - 3.1%
21	Moody's Corporation	6,654
14	MSCI, Inc.	6,587
52	S&P Global, Inc.	19,107
		32,348

	TOTAL COMMON STOCKS (Cost $735,647)	1,004,802

SARATOGA FINANCIAL SERVICES PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023

Shares		Fair Value
SHORT-TERM INVESTMENT — 2.7%
MONEY MARKET FUND - 2.7%
27,814	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 5.06% (Cost $27,814)(b)	$ 27,814

	TOTAL INVESTMENTS - 99.4% (Cost $763,461)	$ 1,032,616
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.6%	6,512
	NET ASSETS - 100.0%	$ 1,039,128

LTD	- Limited Company
MSCI	- Morgan Stanley Capital International
PLC	- Public Limited Company

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of May 31, 2023.

SARATOGA INVESTMENT QUALITY BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2023

Shares		Fair Value
	OPEN END FUNDS — 99.0%
	FIXED INCOME - 99.0%
109,529	Vanguard Intermediate-Term Bond Index Fund, Admiral Class	$ 1,128,843
994,852	Vanguard Short-Term Bond Index Fund, Admiral Class	9,918,670
		11,047,513

	TOTAL OPEN END FUNDS (Cost $11,111,429)	11,047,513

Shares		Fair Value
	SHORT-TERM INVESTMENT — 1.6%
	MONEY MARKET FUND - 1.6%
182,812	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class, Institutional Class, 5.06% (Cost $182,812)(a)	182,812

	TOTAL INVESTMENTS - 100.6% (Cost $11,294,241)	$ 11,230,325
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.6)%	(64,434)
	NET ASSETS - 100.0%	$ 11,165,891

(a)	Rate disclosed is the seven day effective yield as of May 31, 2023.

SARATOGA MUNICIPAL BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2023

Shares		Fair Value
	OPEN END FUNDS — 94.6%
	FIXED INCOME - 94.6%
22,960	Vanguard Intermediate-Term Tax-Exempt Fund, Admiral Class	$ 307,889
14,561	Vanguard Short-Term Tax-Exempt Fund, Admiral Class	226,859
		534,748

	TOTAL OPEN END FUNDS (Cost $542,463)	534,748

Shares		Fair Value
	SHORT-TERM INVESTMENT — 4.7%
	MONEY MARKET FUND - 4.7%
26,358	Dreyfus AMT-Free Tax Exempt Cash Management, Institutional Class, 2.89% (Cost $26,358)(a)	26,358

	TOTAL INVESTMENTS - 99.3% (Cost $568,821)	$ 561,106
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.7%	4,109
	NET ASSETS - 100.0%	$ 565,215

(a)	Rate disclosed is the seven day effective yield as of May 31, 2023.

SARATOGA U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2023

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 99.2%
	MONEY MARKET FUNDS - 99.2%
1,318,839	BlackRock Liquidity FedFund Institutional Class, Institutional Class, 5.00%(a)	$ 1,318,839
1,318,839	Dreyfus Government Cash Management, Class I, 4.99%(a)	1,318,839
1,318,839	Federated Hermes Government Obligations Fund, Institutional Class, 4.90%(a)	1,318,839
1,318,838	JPMorgan US Government Money Market Fund, Capital Class, 5.01%(a)	1,318,838
	TOTAL MONEY MARKET FUNDS (Cost $5,275,355)	5,275,355

	TOTAL SHORT-TERM INVESTMENTS (Cost $5,275,355)	5,275,355

	TOTAL INVESTMENTS - 99.2% (Cost $5,275,355)	$ 5,275,355
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.8%	44,131
	NET ASSETS - 100.0%	$ 5,319,486

(a)	Rate disclosed is the seven day effective yield as of May 31, 2023.

SARATOGA AGGRESSIVE BALANCED ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2023

Shares		Fair Value
	OPEN END FUNDS — 91.5%
	ALTERNATIVE - 10.1%
13,220	Eaton Vance Global Macro Absolute Return Fund, Class I	$ 108,535

	EQUITY - 69.4%
2,726	Saratoga Energy & Basic Materials Portfolio, Class I(a)	32,959
1,934	Saratoga Health & Biotechnology Portfolio, Class I(a)	42,461
6,957	Saratoga Large Capitalization Growth Portfolio, Class I(a)	160,707
7,273	Saratoga Large Capitalization Value Portfolio, Class I(a)	171,795
9,794	Saratoga Mid Capitalization Portfolio, Class I(a)	112,046
15,126	Saratoga Small Capitalization Portfolio, Class I(a)	88,639
1,752	Saratoga Technology & Communications Portfolio, Class I(a)	38,228
790	Vanguard Financials Index Fund, Admiral Class	30,257
2,453	Vanguard Total International Stock Index Fund, Admiral Class	71,475
		748,567
	FIXED INCOME - 12.0%
1,230	Vanguard Intermediate-Term Bond Index Fund, Admiral Class	12,640
11,700	Vanguard Short-Term Bond Index Fund, Admiral Class	116,647
		129,287

	TOTAL OPEN END FUNDS (Cost $1,037,164)	986,389

	SHORT-TERM INVESTMENT — 8.4%
	MONEY MARKET FUND - 8.4%
90,169	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 5.06% (Cost $90,169)(b)	90,169

	TOTAL INVESTMENTS - 99.9% (Cost $1,127,333)	$ 1,076,558
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	1,128
	NET ASSETS - 100.0%	$ 1,077,686

(a)	Investment in affiliate.
(b)	Rate disclosed is the seven day effective yield as of May 31, 2023.

SARATOGA CONSERVATIVE BALANCED ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2023

Shares		Fair Value
	OPEN END FUNDS — 73.2%
	ALTERNATIVE - 7.6%
24,913	Eaton Vance Global Macro Absolute Return Fund, Class I	$ 204,540

	EQUITY - 32.8%
12,657	Saratoga Large Capitalization Growth Portfolio, Class I(a)	292,371
13,233	Saratoga Large Capitalization Value Portfolio, Class I(a)	312,563
17,793	Saratoga Mid Capitalization Portfolio, Class I(a)	203,547
7,899	Saratoga Small Capitalization Portfolio, Class I(a)	46,289
944	Vanguard Total International Stock Index Fund, Admiral Class	27,505
		882,275
	FIXED INCOME - 32.8%
11,071	Vanguard Intermediate-Term Bond Index Fund, Admiral Class	113,808
76,962	Vanguard Short-Term Bond Index Fund, Admiral Class	767,310
		881,118

	TOTAL OPEN END FUNDS (Cost $2,072,945)	1,967,933

	SHORT-TERM INVESTMENT — 26.9%
	MONEY MARKET FUND - 26.9%
721,302	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 5.06% (Cost $721,302)(b)	721,302

	TOTAL INVESTMENTS - 100.1% (Cost $2,794,246)	$ 2,689,235
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(1,971)
	NET ASSETS - 100.0%	$ 2,687,264

(a)	Investment in affiliate
(b)	Rate disclosed is the seven day effective yield as of May 31, 2023.

SARATOGA MODERATELY BALANCED ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2023

Shares		Fair Value
	OPEN END FUNDS — 86.5%
	ALTERNATIVE – 8.0%
15,538	Eaton Vance Global Macro Absolute Return Fund, Class I	$ 127,566

	EQUITY - 55.6%
2,213	Saratoga Energy & Basic Materials Portfolio, Class I(a)	26,757
1,562	Saratoga Health & Biotechnology Portfolio, Class I(a)	34,286
10,533	Saratoga Large Capitalization Growth Portfolio, Class I(a)	243,304
11,013	Saratoga Large Capitalization Value Portfolio, Class I(a)	260,131
14,951	Saratoga Mid Capitalization Portfolio, Class I(a)	171,039
9,964	Saratoga Small Capitalization Portfolio, Class I(a)	58,391
1,594	Saratoga Technology & Communications Portfolio, Class I(a)	34,778
649	Vanguard Financials Index Fund, Admiral Class	24,868
1,342	Vanguard Total International Stock Index Fund, Admiral Class	39,106
		892,660
	FIXED INCOME - 22.9%
3,378	Vanguard Intermediate-Term Bond Index Fund, Admiral Class	34,729
33,369	Vanguard Short-Term Bond Index Fund, Admiral Class	332,688
		367,417

	TOTAL OPEN END FUNDS (Cost $1,434,210)	1,387,643

	SHORT-TERM INVESTMENT — 13.5%
	MONEY MARKET FUND - 13.5%
216,546	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 5.06% (Cost $216,546)(b)	216,546

	TOTAL INVESTMENTS – 100.0% (Cost $1,650,756)	$ 1,604,189
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.0%(c)	495
	NET ASSETS - 100.0%	$ 1,604,684

(a) Investment in affiliate
(b) Rate disclosed is the seven day effective yield as of May 31, 2023.
(c) Rounds to less than 0.1%.

SARATOGA MODERATELY AGGRESSIVE BALANCED ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2023

Shares		Fair Value
	OPEN END FUNDS — 85.8%
	ALTERNATIVE - 8.7%
9,894	Eaton Vance Global Macro Absolute Return Fund, Class I	$ 81,233

	EQUITY - 58.5%
1,884	Saratoga Energy & Basic Materials Portfolio, Class I(a)	22,772
1,136	Saratoga Health & Biotechnology Portfolio, Class I(a)	24,936
5,616	Saratoga Large Capitalization Growth Portfolio, Class I(a)	129,722
5,871	Saratoga Large Capitalization Value Portfolio, Class I(a)	138,680
8,599	Saratoga Mid Capitalization Portfolio, Class I(a)	98,373
8,992	Saratoga Small Capitalization Portfolio, Class I(a)	52,691
1,027	Saratoga Technology & Communications Portfolio, Class I(a)	22,399
409	Vanguard Financials Index Fund, Admiral Class	15,670
1,273	Vanguard Total International Stock Index Fund, Admiral Class	37,094
		542,337
	FIXED INCOME - 18.6%
962	Vanguard Intermediate-Term Bond Index Fund, Admiral Class	9,893
16,271	Vanguard Short-Term Bond Index Fund, Admiral Class	162,219
		172,112

	TOTAL OPEN END FUNDS (Cost $826,804)	795,682

	SHORT-TERM INVESTMENT — 13.9%
	MONEY MARKET FUND - 13.9%
128,611	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 5.06% (Cost $128,611)(b)	128,611

	TOTAL INVESTMENTS - 99.7% (Cost $955,415)	$ 924,293
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.3%	2,762
	NET ASSETS - 100.0%	$ 927,055

(a)	Investment in affiliate.
(b)	Rate disclosed is the seven day effective yield as of May 31, 2023.

SARATOGA MODERATELY CONSERVATIVE BALANCED ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2023

Shares		Fair Value
	OPEN END FUNDS — 87.9%
	ALTERNATIVE - 7.9%
4,010	Eaton Vance Global Macro Absolute Return Fund, Class I	$ 32,925

	EQUITY - 51.2%
2,743	Saratoga Large Capitalization Growth Portfolio, Class I(a)	63,374
2,883	Saratoga Large Capitalization Value Portfolio, Class I(a)	68,109
4,024	Saratoga Mid Capitalization Portfolio, Class I(a)	46,038
3,573	Saratoga Small Capitalization Portfolio, Class I(a)	20,935
485	Vanguard Total International Stock Index Fund, Admiral Class	14,145
		212,601
	FIXED INCOME - 28.8%
1,321	Vanguard Intermediate-Term Bond Index Fund, Admiral Class	13,583
10,609	Vanguard Short-Term Bond Index Fund, Admiral Class	105,776
		119,359

	TOTAL OPEN END FUNDS (Cost $384,536)	364,885

	SHORT-TERM INVESTMENT — 11.9%
	MONEY MARKET FUND - 11.9%
49,130	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 5.06% (Cost $49,130)(b)	49,130

	TOTAL INVESTMENTS - 99.8% (Cost $433,666)	$ 414,015
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.2%	970
	NET ASSETS - 100.0%	$ 414,985

(a)	Investment in affiliate
(b)	Rate disclosed is the seven day effective yield as of May 31, 2023.